Subsequent Events (Details)													1 Months Ended		2 Months Ended	3 Months Ended				5 Months Ended	6 Months Ended		12 Months Ended
	Aug. 31, 2017 $ / shares	Aug. 03, 2017 $ / shares	Jul. 12, 2017	May 31, 2017 $ / shares	Mar. 29, 2017 USD ($) property	Mar. 09, 2017 USD ($)	Feb. 10, 2017 USD ($) property	Feb. 06, 2017 USD ($) $ / shares shares	Feb. 01, 2017 shares	Jan. 31, 2017 USD ($) employee shares	Jan. 12, 2017 USD ($)	Jan. 05, 2017 USD ($)	Aug. 07, 2017 USD ($) property	Jan. 31, 2017 USD ($) employee shares	Mar. 30, 2017 USD ($)	Jun. 30, 2017 USD ($) property $ / shares	Mar. 30, 2017 USD ($)	Mar. 24, 2017 USD ($) property	Dec. 31, 2016 USD ($) property shares	Jun. 30, 2017 USD ($) property $ / shares	Jun. 30, 2017 USD ($) property shares	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) property shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2017	Jan. 20, 2017 USD ($)	Jan. 13, 2017 USD ($)	Jun. 30, 2015 USD ($)	Aug. 31, 2014 USD ($)	May 30, 2014 USD ($)	Nov. 30, 2013 USD ($)
Subsequent Event [Line Items]
Cancelation/distribution of Class B notes receivable														$ 19,686,000
Sale of stock, number of shares issued in transaction (in shares) | shares								310,376,634
Proceeds from initial offering, net of underwriting discounts																				$ 1,692,058,000	$ 1,692,058,000	$ 0
Repurchased of preferred stock										$ 1,153,000											1,153,000	0
Profit interests, distributions														$ 19,686,000
Proceeds from term loan facility																					1,500,000,000	0	$ 0	$ 144,698,000	$ 292,000,000
Share-based compensation arrangement, number of employees that elected not to convert shares | employee										1
Line of credit facility, current borrowing capacity								$ 2,500,000,000
Real estate held-for-sale																$ 11,191,000			$ 45,062,000	$ 11,191,000	11,191,000		45,062,000	0
Proceeds from sale of residential properties																					$ 129,239,000	83,940,000	$ 143,090,000	135,570,000	20,116,000
Number of real estate properties classified as held-for-sale | property																74			391	74	74		391
Costs and expenses incurred for IPO																				$ 5,726,000	$ 2,757,000	$ 0	$ 2,969,000	$ 0	$ 0
Common stock, dividends, per share, declared (in dollars per share) | $ / shares																$ 0.06				$ 0.06
Common stock, dividends per share (in dollars per share) | $ / shares				$ 0.06
Residential Property Dispositions, Not Discontinued Operations
Subsequent Event [Line Items]
Real estate held-for-sale																$ 7,105,000				$ 7,105,000	$ 7,105,000
Number of real estate properties held for investment | property																5				5	5
Number of real estate properties classified as held-for-sale | property																42				42	42
Residential Property Dispositions, Not Discontinued Operations | 235 Homes
Subsequent Event [Line Items]
Real estate held-for-sale																			$ 21,999,000				21,999,000
Residential Property Dispositions, Not Discontinued Operations | 239 Homes
Subsequent Event [Line Items]
Real estate held-for-sale																			$ 33,836,000				$ 33,836,000
Number of real estate properties held for investment | property																			127				127
Number of real estate properties classified as held-for-sale | property																			112				112
Residential Property Dispositions, Not Discontinued Operations | 220 Homes
Subsequent Event [Line Items]
Real estate held-for-sale																			$ 19,279,000				$ 19,279,000
IH1 2013-1 | Secured Debt
Subsequent Event [Line Items]
Debt instrument, face amount																																$ 479,137,000
IH1 2014-1 | Secured Debt
Subsequent Event [Line Items]
Repayments of long-term debt						$ 260,000,000		291,500,000
Debt instrument, face amount																															$ 993,738,000
IH2 2015-3 | Secured Debt
Subsequent Event [Line Items]
Debt instrument, face amount																													$ 1,193,950,000
IH1 2014-2 | Secured Debt
Subsequent Event [Line Items]
Debt instrument, face amount																														$ 719,935,000
Revolving Credit Facility
Subsequent Event [Line Items]
Line of credit facility, current borrowing capacity								$ 1,000,000,000
Revolving Credit Facility | Line of Credit
Subsequent Event [Line Items]
Debt instrument, number of maturity date extensions								1 year
Unsecured Debt | Line of Credit
Subsequent Event [Line Items]
Line of credit facility, current borrowing capacity								$ 1,500,000,000
Interest Rate Swap | Designated as Hedging Instrument | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Derivative notional amount																			$ 1,500,000,000				$ 1,500,000,000
Fixed interest rate																			1.97%				1.97%
Pre-IPO Owner Issuances, including directors, officers, and employees
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares								225,116,760
IPO
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares								88,550,000
Sale of common stock, price per share (in dollars per share) | $ / shares								$ 20.00
Costs and expenses incurred for IPO																			$ 15,900,000
IH2
Subsequent Event [Line Items]
Repurchased of preferred stock										$ 1,153,000
Class B Units
Subsequent Event [Line Items]
Cancelation/distribution of Class B notes receivable												$ 7,723,000
Class B Units | IH1
Subsequent Event [Line Items]
Profit interests, distributions												11,963,000
Class B Units
Subsequent Event [Line Items]
Share-based compensation arrangement, non-option equity instrument, issued (in shares) | shares														9,838									10,532	4,621	12,023
Share-based compensation arrangement, accelerated vesting, number of shares (in shares) | shares														7,520
Share-based compensation arrangement, vested and excluded from conversion or cancellation (in shares) | shares										3,878
Share-based compensation arrangement, units converted (in shares) | shares										730				730											378
Share-based compensation arrangement, canceled (in shares) | shares										17,669				17,669									576	264	1,694
Share-based compensation arrangement, vested, number (in shares) | shares										40,992				40,992					37,214				37,214	26,234
Class B Units | IH6 Bonus Awards
Subsequent Event [Line Items]
Share-based compensation arrangement, non-option equity instrument, issued (in shares) | shares														9,650
Share-based compensation arrangement, conversion multiplier										0.5				0.5
Class B Units | IH6
Subsequent Event [Line Items]
Share-based compensation arrangement, non-option equity instrument, issued (in shares) | shares														9,650
Class B Units | IH1, IH2, IH3
Subsequent Event [Line Items]
Share-based compensation arrangement, non-option equity instrument, issued (in shares) | shares														188
Restricted Stock Units (RSUs) | Supplemental Bonus Plan
Subsequent Event [Line Items]
Share-based compensation arrangement, non-option equity instrument, issued (in shares) | shares									2,988,120
Share-based compensation arrangement, aggregate fair value granted during period																				$ 59,776,000
Restricted Stock Units (RSUs) | IH6 Bonus Awards
Subsequent Event [Line Items]
Share-based compensation arrangement, vested, number (in shares) | shares									241,250
Share-based compensation arrangement, aggregate fair value granted during period																				4,825,000
Restricted Stock Units (RSUs) | Director
Subsequent Event [Line Items]
Share-based compensation arrangement, non-option equity instrument, issued (in shares) | shares																					69,875
Share-based compensation arrangement, aggregate fair value granted during period																				$ 1,398,000
Restricted Stock Units (RSUs) | Tranche one
Subsequent Event [Line Items]
Share-based compensation arrangement, award vesting rights, percentage									33.00%						33.00%
Restricted Stock Units (RSUs) | Tranche two
Subsequent Event [Line Items]
Share-based compensation arrangement, award vesting rights, percentage									33.00%						33.00%
Restricted Stock Units (RSUs) | Tranche three
Subsequent Event [Line Items]
Share-based compensation arrangement, award vesting rights, percentage									33.00%						33.00%
Scenario, forecast
Subsequent Event [Line Items]
Common stock, dividends per share (in dollars per share) | $ / shares	$ 0.08
Subsequent Event
Subsequent Event [Line Items]
Issuance of stock (in shares) | shares										313,666,760
Releases from restricted cash reserves used to repay debt								$ 78,977,000
Repayments of long-term debt							$ 7,734,000						$ 848,000					$ 8,664,000
Common stock, dividends, per share, declared (in dollars per share) | $ / shares		$ 0.08
Subsequent Event | Residential Property Dispositions, Not Discontinued Operations
Subsequent Event [Line Items]
Number of real estate properties sold | property													47
Proceeds from sale of residential properties													$ 8,716,000
Subsequent Event | Residential Property Dispositions, Not Discontinued Operations | 235 Homes
Subsequent Event [Line Items]
Number of real estate properties sold | property							235
Proceeds from sale of residential properties							$ 29,861,000
Subsequent Event | Residential Property Dispositions, Not Discontinued Operations | 239 Homes
Subsequent Event [Line Items]
Number of real estate properties sold | property																		239
Proceeds from sale of residential properties																		$ 41,120,000
Subsequent Event | Residential Property Dispositions, Not Discontinued Operations | 220 Homes
Subsequent Event [Line Items]
Number of real estate properties sold | property					220
Proceeds from sale of residential properties					$ 21,868,000
Subsequent Event | Credit facilities
Subsequent Event [Line Items]
Repayments of long-term debt								2,321,585,000
Subsequent Event | Secured Debt
Subsequent Event [Line Items]
Repayments of long-term debt						260,000,000		291,500,000					$ 848,000					$ 16,398,000
Subsequent Event | IH1 2013-1 | Secured Debt
Subsequent Event [Line Items]
Repayments of long-term debt								462,431,000
Subsequent Event | IH1 2014-1 | Secured Debt
Subsequent Event [Line Items]
Repayments of long-term debt						$ 260,000,000		291,500,000
Subsequent Event | FNMA Loan
Subsequent Event [Line Items]
Debt instrument, term											10 years
Debt instrument, face amount											$ 1,000,000,000
Subsequent Event | IH2 2015-3 | Secured Debt
Subsequent Event [Line Items]
Debt instrument, extended term exercised			1 year
Subsequent Event | IH1 2014-2 | Secured Debt
Subsequent Event [Line Items]
Debt instrument, extended term exercised		1 year
Subsequent Event | Unsecured Debt | Line of Credit
Subsequent Event [Line Items]
Proceeds from term loan facility								$ 1,500,000,000
Subsequent Event | Pre-IPO Owner Issuances, including directors, officers, and employees
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares								225,116,760
Subsequent Event | IPO
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction (in shares) | shares								88,550,000
Sale of common stock, price per share (in dollars per share) | $ / shares								$ 20.00
Proceeds from initial offering, net of underwriting discounts								$ 1,667,000,000
Costs and expenses incurred for IPO																	$ 9,600,000
Subsequent Event | IH2
Subsequent Event [Line Items]
Repurchased of preferred stock										$ 1,153,000
Subsequent Event | Operating Partnership
Subsequent Event [Line Items]
Line of credit facility, current borrowing capacity								2,500,000,000
Subsequent Event | Operating Partnership | Revolving Credit Facility
Subsequent Event [Line Items]
Line of credit facility, current borrowing capacity								$ 1,000,000,000
Subsequent Event | Operating Partnership | Revolving Credit Facility | Line of Credit
Subsequent Event [Line Items]
Debt instrument, term								4 years
Debt instrument, number of maturity date extensions								1 year
Subsequent Event | Operating Partnership | Unsecured Debt | Line of Credit
Subsequent Event [Line Items]
Line of credit facility, current borrowing capacity								$ 1,500,000,000
Debt instrument, term								5 years
Subsequent Event | Operating Partnership | Interest Rate Swap | Designated as Hedging Instrument | London Interbank Offered Rate (LIBOR)
Subsequent Event [Line Items]
Derivative notional amount											$ 1,100,000,000																$ 325,000,000	$ 595,000,000
Fixed interest rate											1.59%																1.60%	1.63%
Subsequent Event | Class B Units
Subsequent Event [Line Items]
Cancelation/distribution of Class B notes receivable												$ 7,723,000
Subsequent Event | Class B Units | IH1
Subsequent Event [Line Items]
Profit interests, distributions										11,963,000
Subsequent Event | Class A Subscriptions | IH1
Subsequent Event [Line Items]
Profit interests, distributions										$ 136,000
Subsequent Event | Class B Units
Subsequent Event [Line Items]
Share-based compensation arrangement, accelerated vesting, number of shares (in shares) | shares														6,482
Share-based compensation arrangement, vested and excluded from conversion or cancellation (in shares) | shares														3,878
Share-based compensation arrangement, units converted (in shares) | shares														3,060
Share-based compensation arrangement, value of units converted														$ 1,251,000
Share-based compensation arrangement, canceled (in shares) | shares														15,339
Share-based compensation arrangement, vested, number (in shares) | shares										40,992				40,992
Share-based compensation arrangement, number of employees that elected not to convert shares | employee														1
Subsequent Event | Class B Units | IH6 Bonus Awards
Subsequent Event [Line Items]
Share-based compensation arrangement, conversion multiplier										0.5				0.5
Subsequent Event | Class B Units | IH6
Subsequent Event [Line Items]
Share-based compensation arrangement, non-option equity instrument, issued (in shares) | shares														9,650
Subsequent Event | Class B Units | IH1, IH2, IH3
Subsequent Event [Line Items]
Share-based compensation arrangement, non-option equity instrument, issued (in shares) | shares														188
Subsequent Event | Class B Units - Performance-Based
Subsequent Event [Line Items]
Share-based compensation arrangement, accelerated vesting, number of shares (in shares) | shares														5,358
Subsequent Event | Restricted Stock Units (RSUs) | Supplemental Bonus Plan
Subsequent Event [Line Items]
Share-based compensation arrangement, aggregate fair value granted during period															$ 59,580,000
Subsequent Event | Restricted Stock Units (RSUs) | IH6 Bonus Awards
Subsequent Event [Line Items]
Share-based compensation arrangement, aggregate fair value granted during period															4,825,000
Subsequent Event | Restricted Stock Units (RSUs) | Director
Subsequent Event [Line Items]
Share-based compensation arrangement, aggregate fair value granted during period															$ 1,398,000
Subsequent Event | Scenario, forecast | Starwood Waypoint Homes (SFR)
Subsequent Event [Line Items]
Business combination, stock exchange ratio in stock-for-stock merger																										1.614
Business combination, percentage ownership after the transaction																										59.00%
Subsequent Event | Scenario, forecast | Starwood Waypoint Homes (SFR) | Starwood Waypoint Homes (SFR)
Subsequent Event [Line Items]
Business combination, percentage ownership after the transaction																										41.00%